CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Cash flows from operating activities:
Net income	¥ 122,216,243	$ 18,784,293	¥ 33,135,116	¥ 696,338,805
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for doubtful accounts	5,288,403	812,813	1,548,077	1,641,596
Depreciation and amortization	755,065,789	116,051,487	668,018,253	474,721,487
Amortization of debt issuance costs and discounts	27,357,231	4,204,729	17,372,579	816,082
Share-based compensation	13,588,843	2,088,567	16,040,947	13,983,246
Gain from waiver of warrants	0	0	0	(16,869,935)
Gain from sale of cost method investment	0	0	0	(803,059,728)
Deferred taxes	29,066,413	4,467,426	(2,489,648)
Foreign currency exchange (gain) loss, net	(47,372,152)	(7,280,966)	11,608,634
Early extinguishment cost	19,976,776	3,070,374	0	0
Cost related to aborted offering	3,923,420	603,019
Changes in operating assets and liabilities:
Accounts receivable	(155,176,352)	(23,850,169)	(35,008,430)	(69,327,865)
Receivables due from a related party	(81,567,829)	(12,536,746)	5,611,366	(7,346,590)
Prepaid expenses and other assets	(165,210,245)	(25,392,350)	(251,622,358)	(166,490,292)
Income taxes payable	12,743,859	1,958,695	(84,281,714)	81,996,755
Accounts payable	24,613,565	3,783,036	8,750,324	2,449,643
Payables due to a related party	(15,872,777)	(2,439,601)	5,329,696	10,082,871
Accrued expenses and other current liabilities	171,224,002	26,316,647	26,731,063	77,754,819
Net cash provided by operating activities	719,865,189	110,641,254	420,743,905	296,690,894
Cash flows from investing activities:
Purchase of property and equipment	(3,252,477,106)	(499,896,578)	(3,687,792,595)	(2,183,382,209)
Purchase of intangible assets	(2,626,798)	(403,731)	(12,779,230)	(6,850,853)
Proceeds from disposal of property and equipment	1,057,279,427	162,500,873	410,717,362	241,754,708
Cash paid for cost method investment	(10,800,000)	(1,659,930)
Proceeds from waiver of warrants				18,409,199
Proceeds from sale of cost method investment, net of related transaction costs				954,428,056
Cash paid relating to other investing activities				(2,090,288)
Increase in restricted cash	(377,036,251)	(57,949,411)	(38,874,782)	(14,185,928)
Cash paid for a business combination, net of cash acquired			(3,229,998)
Cash paid for loans to a third party			(50,000,000)
Net cash used in investing activities	(2,585,660,728)	(397,408,777)	(3,381,959,243)	(991,917,315)
Cash flows from financing activities:
Proceeds from exercise of share options	955,485	146,855	25,431,373	4,891,204
Proceeds from issuance of Class A common shares in private placement, net of issuance costs				792,860,341
Proceeds from borrowings from third parties	1,874,385,912	288,087,840	2,142,363,443	704,095,594
Proceeds from borrowings from a related party				300,000,000
Repayment of borrowings to third parties	(1,441,476,300)	(221,550,851)	(1,166,755,309)	(741,253,447)
Repayment of borrowings to a related party			(200,000,000)
Payment for property and equipment beyond 3 months after purchase	(11,212,572)	(1,723,341)
Proceeds from issuance of 2018 Senior Notes, net of issuance costs				1,241,289,905
Payment for IPO issuance costs				(20,656,597)
Payment of professional fees for issuance of 2018 Senior Notes			(2,740,945)
Payment of professional fees for aborted offerings	(1,748,969)	(268,812)
Repayment of Syndicated loan	(1,000,335,000)	(153,748,674)	0	0
Proceeds from issuance of 2022 Senior Notes, net of issuance costs	2,611,624,352	401,399,313
Net cash provided by financing activities	2,032,192,908	312,342,330	798,298,562	2,281,227,000
Effect of exchange rate changes on cash and cash equivalents	(24,565,427)	(3,775,637)	82,346,911	97,880,059
Net increase (decrease) in cash and cash equivalents	141,831,942	21,799,170	(2,080,569,865)	1,683,880,638
Cash and cash equivalents-beginning of year	529,518,517	81,385,506	2,610,088,382	926,207,744
Cash and cash equivalents-end of year	671,350,459	103,184,676	529,518,517	2,610,088,382
Supplemental disclosure for cash flow information
Cash paid for interest	173,464,046	26,660,936	206,010,610	115,018,836
Cash paid for income taxes	5,564,773	855,290	93,382,333	5,491,235
Supplemental disclosure of non-cash investing and financing activities:
Sales of property and equipment included in receivables	350,629,000	53,890,691	127,915,314	20,366,352
Changes in vehicle purchase deposits	(53,083,217)	(8,158,741)	204,195,008	42,543,272
Accounts payable for purchase of property, plant and equipment	576,569,163	88,617,058	163,190,564	777,961,654
Accrued professional fees for issuance of 2018 Senior Notes				2,740,945
Accrued professional fees for aborted offering	2,174,451	334,207
Subscription receivables related to share option exercises				¥ 197,816